VESSELS, NET	6 Months Ended
Jun. 30, 2013
VESSELS, NET [Abstract]
VESSELS, NET
NOTE 4: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2011	816,736	(42,112)	774,624
Additions	207,795	(41,681)	166,114
Balance at December 31, 2012	1,024,531	(83,793)	940,738
Additions	232,665	(23,871)	208,794
Balance at June 30, 2013	$1,257,196	$(107,664)	$1,149,532

On January 24, 2013, Navios Acquisition took delivery of the Nave Bellatrix, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,021. Cash paid was $4,563 and $33,458 was transferred from vessel deposits.
On February 13, 2013, Navios Acquisition took delivery of the Nave Rigel, a 74,673 dwt South Korean —built LR1 product tanker, for a total cost of $47,863. The $47,863 consisted of: (i) cash paid of $16,591, (ii) the issuance of $3,000 Series D Preferred; and (iii) $28,272 was transferred from vessel deposits.
On March 22, 2013, Navios Acquisition took delivery of the Nave Orion, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $38,054. Cash paid was $8,157 and $29,897 was transferred from vessel deposits.
On April 24, 2013, Navios Acquisition took delivery of the Nave Atropos, a 74,695 dwt South Korean-built LR1 product tanker, for a total cost of $48,197. The $48,197 consisted of: (i) cash paid of $17,089; (ii) the issuance of $3,000 of Series D Preferred Stock; and (iii) $28,108 was transferred from vessel deposits.
On June 10, 2013, Navios Acquisition took delivery of the Nave Titan, a 49,999 dwt South Korean-built MR2 product tanker, for a total cost of $37,123. Cash paid was $9,573 and $27,550 was transferred from vessel deposits.
On June 26, 2013, Navios Acquisition took delivery of the Nave Equinox, a 50,922 dwt South Korean-built MR2 product tanker, for a total cost of $23,407 paid in cash.
Deposits for vessel acquisition represent deposits for vessels to be delivered in the future. As of June 30, 2013, Navios Acquisition vessel deposits amounted to $162,951 of which $116,922 was financed through loans and the balance from existing cash. For the six month period ended June 30 2013, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $33,217, which was offset by $147,285 transferred to vessels, net.
For the six month period ended June 30, 2013 and 2012, capitalized interest amounted to $3,375 and $6,716, respectively.